Financial Instruments - Summary of Net Foreign Exchange Gain or Loss Directing Impacting Net Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	$ (1,047)	$ 26
Cash and cash equivalents [member]
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	839	287
Trade receivables [member]
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	328	349
Joint venture note receivable [member]
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	1,335
Trade payables and accrued liabilities [member]
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	(373)	(371)
Loan payable [member]
Disclosure of detailed information about financial commitments [line items]
Net foreign exchange gain (loss)	$ (193)	$ (232)